Note 5 - Fair Value Measurement (Details Textual) - Camfaud [Member] - Earnout Payments [Member] - USD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Nov. 30, 2016
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			$ 3.1
Business Combination, Contingent Consideration, Liability, Total	$ 1.5	$ 1.5